CONDENSED, CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net changes in fair value of cash flow hedges, taxes	$ (1,221)	$ (1,614)	$ (2,464)	$ (1,312)	$ (3,588)	$ (21,384)	$ (42,542)
Change in unrealized fair value adjustments of available-for-sale securities, taxes	$ 59	$ 3	$ (41)	$ 5	$ (172)	$ 219	$ (138)